Financial Statements	12 Months Ended
Dec. 31, 2022
Avra Medical Robotics, Inc. [Member]
Financial Statements [Line Items]
FINANCIAL STATEMENTS

NOTE 1 – FINANCIAL STATEMENTS

Organization

AVRA Medical Robotics, Inc. (the “Company” or “AVRA”) was incorporated as AVRA Surgical Microsystems, Inc. in the State of Florida on February 4, 2015. Effective November 5, 2015, the Company’s corporate name was changed to AVRA Medical Robotics, Inc. The Company was established to develop advanced medical surgical devices. The Company is structured to invest in four principal areas – surgical robotic systems, surgical tools, implantable devices and surgical robotic training.

Basis of Presentation

The accompanying financial statements are prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”). The Company is a development-stage enterprise devoting substantial efforts to establishing a new business, financial planning, raising capital, and research into products which may become part of the Company’s product portfolio. The Company has not realized sales through December 31, 2021. A development stage company is defined as one in which all efforts are devoted substantially to establishing a new business and, even if planned principal operations have commenced, revenues are insignificant.

Going Concern

The accompanying financial statements have been prepared assuming the continuation of the Company as a going concern. At December 31, 2022, the Company’s stockholders’ equity was $320,231 which raises substantial doubt about the Company. The Company has not yet established an ongoing source of revenues sufficient to cover its operating costs and is dependent on debt and equity financing to fund its operations. The management of the Company is making efforts to raise additional funding until a registration statement relating to an equity funding facility is in effect. While management of the Company believes that it will be successful in its capital formation and planned operating activities, there can be no assurance that the Company will be able to raise additional equity capital or be successful in the development and commercialization of the products it develops or initiates collaboration agreements thereon. The accompanying financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability of the Company to continue as a going concern.